NONVESTED SHARES (Details) - Nonvested shares - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nonvested shares
Nonvested shares granted	298,000	313,000	1,275,200
Vest over a period of two years
Nonvested shares
Nonvested shares granted	152,000	20,000	60,000
Vesting period	2 years	2 years	2 years
Vest over a period of one year
Nonvested shares
Nonvested shares granted	20,000	16,000	40,000
Vesting period	1 year	1 year	1 year
Vest immediately
Nonvested shares
Nonvested shares granted	126,000	277,000	1,235,200